Investment Strategy - Defiance Compute ETF	Aug. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in exchange-traded futures contracts and other financial instruments that provide exposure to the market value of artificial intelligence (“AI”) compute resources (collectively, “Compute Futures”) and to the market value of the infrastructure that supports AI computation (collectively, “AI Infrastructure Futures”). Compute Futures are futures contracts that reference standardized measures of AI computing capacity or benchmarks reflecting the cost, availability, utilization, or rental of computational resources used to develop, train, deploy, or operate AI models and other compute-intensive workloads. The value of these futures contracts is generally based on changes in standardized measures or benchmarks reflecting the market for AI compute resources, allowing the Fund to obtain economic exposure to AI compute markets through financial instruments rather than by owning physical computing assets. Such contracts may reference computing resources across a variety of hardware architectures, technologies, or successor technologies, as well as other benchmarks or indexes designed to measure the economics of AI compute markets. AI Infrastructure Futures are futures contracts focused on the value of broader physical real estate, hard assets, power capacity (megawatt/gigawatts), and supply chains required to build AI data centers. The principal difference between Compute Futures and AI Infrastructure Futures lies in their scope – with Compute Futures focused principally on the software and processing capacities (e.g. general processing unit (GPU) hours), while AI Infrastructure Futures encompass the overall physical and structural stack that supports AI computing (e.g., data centers, networking, power, and silicone materials). When combined, investment exposure across both market segments is intended to provide the Fund broad exposure to the overall AI compute resources ecosystem.

The Fund is designed to provide exposure to the economics of AI computing resources. The Adviser believes that increasing demand for artificial intelligence applications appears likely to increase demand for computing capacity and the infrastructure necessary to support AI computation. As markets for AI compute derivatives develop, the Fund seeks to provide investors with exposure to those markets through exchange-traded futures contracts and other derivatives linked to the pricing of AI compute resources and related infrastructure.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to AI compute resources and the infrastructure that supports AI computation (the “80% Policy”). Such investments may include Compute Futures, AI Infrastructure Futures, and other instruments that provide substantially similar economic exposure. Such investments may also include other ETFs or exchange traded products (“ETPs”) that hold Compute Futures or AI Infrastructure Futures directly, that seek exposure to them indirectly through derivatives referencing the performance of Compute Futures or AI Infrastructure Futures, or that invest primarily in companies that derive at least 50% of their revenue from operations within the AI compute resources sector (collectively, “AI Compute/Infrastructure ETFs”). These investments may include futures contracts, swap agreements, options on futures, forward contracts, exchange-traded products, structured notes, exchange-traded funds, or other derivatives or financial instruments whose value is linked to AI compute resources, AI infrastructure, or related indexes. In connection with its derivatives strategy, the Fund will maintain a collateral portfolio of cash, cash equivalents, and high-quality short-term instruments. See “Collateral” below for additional information.

The Adviser actively manages the Fund’s futures exposure by selecting futures contracts across available maturities and rolling positions prior to expiration. In determining the Fund’s positioning, the Adviser evaluates the availability, liquidity, relative pricing, and maturity of available contracts, as well as the shape of the futures curve (including anticipated roll costs), implied financing costs, market volatility, expected AI compute demand, technological and regulatory developments, and other market conditions. Based on these considerations, the Adviser may adjust the Fund’s allocations and the maturities of the derivatives in which the Fund invests.

As markets for Compute Futures or other AI compute-related derivatives continue to develop, the Fund may invest a substantial portion of its assets in AI Infrastructure Futures or other derivatives referencing energy, power, fuel, or other infrastructure inputs that support AI computation. The Adviser may increase or decrease the Fund’s exposure to AI Infrastructure Futures depending on the availability, liquidity, and pricing efficiency of AI Compute Futures. These may include contracts referencing electricity markets, energy commodities, fuels used in power generation, or other infrastructure-related benchmarks that the Adviser believes are economically linked to the provision of AI computing resources. The Adviser expects to adjust the Fund’s allocation among Compute Futures and AI Infrastructure Futures over time as new contracts become available and existing markets mature. Allocation decisions will be made in the Adviser’s discretion based on factors including contract availability, liquidity, market efficiency, and other relevant considerations.

Except as described below with respect to AI Compute/Infrastructure ETFs, the Fund does not invest directly in equity securities. Rather, the Fund seeks to obtain its primary exposure through derivatives.

AI Compute Markets

Advances in artificial intelligence have increased demand for specialized computing resources capable of supporting the development, training, deployment, and operation of increasingly sophisticated AI models. Computing capacity is increasingly transacted as a service through a variety of commercial arrangements, with pricing often based on time-based usage, reserved capacity, or other standardized measures of computational resources. Participants in these markets include cloud computing providers, specialized compute providers, enterprise infrastructure operators, financial intermediaries, and other market participants. As these markets continue to evolve, standardized benchmarks and derivative contracts may emerge to facilitate price discovery, risk management, and investment exposure to AI compute resources.

Although these markets are relatively new, the Adviser expects standardized pricing benchmarks and exchange-traded derivative markets to continue developing, allowing market participants to hedge or obtain investment exposure to AI compute resources.

AI Infrastructure Markets

The Fund seeks to obtain exposure to the infrastructure that supports AI computing, including energy, power, fuel, and other physical inputs that the Adviser believes are key drivers of AI compute economics. The Fund primarily obtains this exposure through AI Infrastructure Futures. The Fund also may obtain this exposure through investment in AI Compute/Infrastructure ETFs which hold Compute Futures or AI Infrastructure Futures directly, seek exposure to them indirectly, or that invest primarily in equity securities of companies that derive at least 50% of their revenue from one or more of the following activities:

●	power generation, energy storage, and electrical transmission and distribution equipment;
●	fuels and other energy inputs used in power generation; and
●	electric utilities and independent power producers that supply electricity to data centers, communications infrastructure, or technology infrastructure.
●	semiconductors, including AI accelerators and memory, and the equipment used to manufacture them; and
●	networking, interconnect, cooling and thermal management equipment, and the metals and materials used as inputs to AI infrastructure buildout.

The Fund may invest in AI Compute/Infrastructure ETFs when the Adviser determines they provide more efficient exposure than available Compute or AI Infrastructure Futures. The Fund expects AI Infrastructure Futures to be a primary means of obtaining exposure, at least initially. Please see the prospectus section titled “Additional Information About the Fund” for more information about the Fund’s AI Infrastructure Markets strategy.

Cayman Subsidiary:

To the extent the Fund’s investments in derivatives generate income that is not qualifying income for purposes of maintaining its status as a regulated investment company (“RIC”) under the Internal Revenue Code, the Fund may invest in such derivatives through a wholly owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Fund generally expects to hold U.S. Treasury securities, money market instruments, and other assets serving as collateral directly, while Compute Futures, AI Infrastructure Futures, other commodity-linked futures contracts, commodity-linked swap agreements, options on commodity-linked futures, and other derivatives or investments that may generate non-qualifying income for purposes of Subchapter M of the Internal Revenue Code may be held through the Subsidiary.

The Subsidiary is also advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary may invest without limitation in derivatives; subject to compliance with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

The Fund will generally maintain a significant portion of its assets in cash, cash equivalents, or high-quality short-term fixed income instruments, such as U.S. Treasury securities, money market funds, or repurchase agreements, to serve as collateral for its derivatives positions and to meet margin requirements.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will have economic exposure concentrated to the industries or groups of industries related to AI infrastructure, semiconductors, cloud computing, data centers, software, and related technologies.

The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to AI compute resources and the infrastructure that supports AI computation (the “80% Policy”).